Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue
Summary of revenue

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Non-surgical aesthetic medical services	331,428	373,348	489,569
Surgical aesthetic medical services	239,094	313,897	319,239
General healthcare services and other aesthetic medical services	126,874	74,061	60,242
	697,396	761,306	869,050